REVENUE AND CUSTOMER CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Revenue by Vessel Type
The following table sets forth the breakout of revenue by vessel type:

	Successor	Predecessor
In thousands of U.S. dollars except per share and share data	April 9 - December 31, 2019	January 1 - April 8, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Charter revenues - PSVs	29,911	5,258	20,654	17,895
Charter revenues - AHTS vessels	3,729	—	—	—
Charter revenues - crew boats	2,915	—	—	—
Total charter revenue	36,555	5,258	20,654	17,895